Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Additional information (Details) € in Millions, £ in Millions, shares in Millions	Nov. 10, 2020 EUR (€)	Nov. 10, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Jun. 27, 2017 EUR (€) shares	Jun. 27, 2017 GBP (£) shares
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value			€ 517		€ 585	£ 517
Interest rate (as a percent)			0.375%	0.375%	0.375%	0.375%
Underlying shares (in shares) | shares					133	133
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | €			€ 750
Interest rate (as a percent)			1.625%	1.625%
Bonds maturing November 10, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount redeemed	€ 267	£ 238
Initial nominal value | £		£ 450		£ 450
Interest rate (as a percent)			7.25%	7.25%